Schedule of disaggregated information of revenues by region (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Others	$ 3,057,323	$ 1,908,048
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Others	2,220,450	1,908,048
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Others	$ 836,873